PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2022 and 2021, property, equipment and software consist of:

	December 31,
	2022	2021
Office buildings	$4,053,815	$4,398,414
Electronic equipment, furniture and fixtures	2,222,712	3,206,231
Motor vehicles	-	155,697
Media display equipment	1,111,450	1,197,273
Leasehold improvement	39,738	404,852
Purchased software	5,935,931	19,840,491
	13,363,646	29,202,958
Less: accumulated depreciation	(5,529,744)	(17,248,528)
Property, equipment and software, net	$7,833,902	$11,954,430